UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

                       Report for the Calendar Year or Quarter Ended: 06/30/2005 Check here if Amendment [ ]; Amendment Number:
                                This Amendment (check only one.):
                                     [ ]   is a restatement.
                                     [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
       -----------------------
Address:  645 Madison Avenue, New York, New York 10022
          --------------------------------------------
Form 13F File Number: ___________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name: Phillippe E. Baumann
      --------------------
Title: Executive Vice President
       ------------------------
Phone:  212-888-8123
        ------------
Signature, Place, and Date of Signing:

/s/ Phillippe E. Baumann
------------------------
New York, New York
July 21, 2005
Report Type (Check only one):
[ ]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT


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                              Form 13F Summary Page


                                 Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:    58
Form 13F Information Table Value Total:   $709,821,000 (thousands)
                                           ------------

List of Other Included Managers:

            Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. NONE




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

                                                   STRALEM & COMPANY, INC.
                                                        13F REPORT
                                                      AS OF 06/30/05

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    (ITEM 1:)                  (ITEM 2)       (ITEM 3)    (ITEM 4)     (ITEM 5)  (ITEM 6)        (ITEM 7)             (ITEM 8)
                                                                                           INVESTMENT DISCRETION   VOTING AUTHORITY
                                TITLE                       FAIR                                  (b)                 (SHARES)
                                 OF                        MARKET      SHARES OR                 SHARE-AS   (c)
  NAME OF ISSUER                CLASS         CUSIP NO.     VALUE      PRINCIPAL           (a)  DEFINED IN SHARED  (a)   (b)   (c)
                                                        (IN THOUSANDS)  AMOUNT   PUT/CALL  SOLE  INSTR.V   OTHER   SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES             COMMON        2824100      19,977,000    407,610            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP                    COMMON        2209S103     23,343,000    361,018            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS                COMMON        25816109        218,000      4,100            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
AMEREN CORP                     COMMON        23608102     25,117,000    454,201            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP             COMMON        26874107     26,275,000    452,240            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSH                   COMMON        35229103         27,000        600            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
APPLI ED BIOSYSTEMS             COMMON        38020103        236,000     12,000            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
BAXTER INTERNATIONAL            COMMON        71813109         12,000        332            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY              COMMON        84670207        418,000        150            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
BOSTON SCIENTIFIC               COMMON       101137107      8,580,000    317,790            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
BURLINGTON RESOURCES            COMMON       122014103     15,191,000    275,000            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
CELERA GENOMICS                 COMMON        38020202         66,000      6,000            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
CHEVRONTEXACO                   COMMON       166751107     28,713,000    513,466            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
COLGATE PALMOLIVE               COMMON       194162103         20,000        400            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SCIENCES               COMMON       205363104     18,111,000    414,450            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
CON EDISON                      COMMON       209115104     25,873,000    552,366            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILIPPS                  COMMON       20825C104         26,000        456            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY                    COMMON       25179M103     27,028,000    533,300            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
DUPONT                          COMMON       263534109          9,000        200            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
EASTMANN CHEMICAL               COMMON       277432100     25,941,000    470,375            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
EMERSON ELECTRIC                COMMON       291011104     23,817,000    380,275            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
FANNIE MAE                      COMMON       313586109        234,000      4,000            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN               COMMON       313400301     27,514,000    421,797            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
FIRST DATA                      COMMON       319963104        512,000     12,750            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
FORD                            COMMON       345370860          2,000        200            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC                    COMMON       369604103        201,000      5,800            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD                 COMMON       428236103         74,000      3,162            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT                      COMMON       437076102     26,701,000    686,412            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
HONEYWELL                       COMMON       438516106        110,000      3,000            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
IBM                             COMMON       459200101         59,000        800            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
ILLINOIS TOOL WORKS             COMMON       452308109         36,000        450            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
INGERSOLL-RAND                  COMMON       2831167US     22,559,000    316,175            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
INTEL                           COMMON       458140100     20,241,000    776,710            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON               COMMON       478160104     18,623,000    286,500            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
KEYSPAN CORP                    COMMON       49337W100     23,918,000    587,668            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------
KIMBERLY CLARK                  COMMON       494368103        106,000      1,700            X      0        0        X    0     0
---------------------------------------------------------------------------------------------------------------------------------



                                                   STRALEM & COMPANY, INC.
                                                        13F REPORT
                                                      AS OF 06/30/05

-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)       (ITEM 3)    (ITEM 4)     (ITEM 5)  (ITEM 6)        (ITEM 7)             (ITEM 8)
                                                                                           INVESTMENT DISCRETION   VOTING AUTHORITY
                                TITLE                       FAIR                                  (b)                 (SHARES)
                                 OF                        MARKET      SHARES OR                 SHARE-AS   (c)
  NAME OF ISSUER                CLASS         CUSIP NO.     VALUE      PRINCIPAL           (a)  DEFINED IN SHARED  (a)   (b)   (c)
                                                        (IN THOUSANDS)  AMOUNT   PUT/CALL  SOLE  INSTR.V   OTHER   SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
L3 COMMUNICATIONS               COMMON       502424104    25,662,000     335,100            X      0        0        X    0     0
--------------------------------------------------------------------------------------------------------------------------------
LOEWS CORP                      COMMON       540424108    26,277,000     339,060            X      0        0        X    0     0
--------------------------------------------------------------------------------------------------------------------------------
LOWES                           COMMON       548661107    26,938,000     462,700            X      0        0        X    0     0
--------------------------------------------------------------------------------------------------------------------------------
MCDONALDS                       COMMON       580135101    23,875,000     860,350            X      0        0        X    0     0
--------------------------------------------------------------------------------------------------------------------------------
MEDTRONICS                      COMMON       585055106     9,325,000     180,061            X      0        0        X    0     0
--------------------------------------------------------------------------------------------------------------------------------
MICROSOFT                       COMMON       594918104    18,412,000     741,230            X      0        0        X    0     0
--------------------------------------------------------------------------------------------------------------------------------
OCCIDENTAL PETROLEUM            COMMON       674599105    14,856,000     193,117            X      0        0        X    0     0
--------------------------------------------------------------------------------------------------------------------------------
PEPSICO                         COMMON       713448108       410,000       7,600            X      0        0        X    0     0
--------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                      COMMON       717081103    19,473,000     706,049            X      0        0        X    0     0
--------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE                COMMON       742718109       528,000      10,000            X      0        0        X    0     0
--------------------------------------------------------------------------------------------------------------------------------
PROGRESS ENERGY                 COMMON       743263105    24,647,000     544,796            X      0        0        X    0     0
--------------------------------------------------------------------------------------------------------------------------------
ROYAL DUTCH                     COMMON       780257804       149,000       2,300            X      0        0        X    0     0
--------------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS              COMMON       78387G103       188,000       7,896            X      0        0        X    0     0
--------------------------------------------------------------------------------------------------------------------------------
SOUTHERN CO                     COMMON       842587107    24,474,000     705,915            X      0        0        X    0     0
--------------------------------------------------------------------------------------------------------------------------------
SUNOCO                          COMMON       86764P109    28,710,000     252,550            X      0        0        X    0     0
--------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRUMENTS               COMMON       882508104       140,000       5,000            X      0        0        X    0     0
--------------------------------------------------------------------------------------------------------------------------------
UNITED HEALTH GROUP             COMMON       91324P102    26,994,000     517,720            X      0        0        X    0     0
--------------------------------------------------------------------------------------------------------------------------------
VODAPHONE                       COMMON       92857W100        12,000         500            X      0        0        X    0     0
--------------------------------------------------------------------------------------------------------------------------------
WAL MART                        COMMON       931142103       521,000      10,800            X      0        0        X    0     0
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO                     COMMON       949746101       536,000       8,700            X      0        0        X    0     0
--------------------------------------------------------------------------------------------------------------------------------
WHIRLPOOL                       COMMON       963320106    27,751,000     395,817            X      0        0        X    0     0
--------------------------------------------------------------------------------------------------------------------------------
XEROX                           COMMON       263534109        55,000       4,000            X      0        0        X    0     0
--------------------------------------------------------------------------------------------------------------------------------
                                                         709,821,000  14,554,714